Cover	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	1-1063
Entity Registrant Name	Dana Incorporated
Entity Central Index Key	0000026780
Entity Tax Identification Number	26-1531856
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3939 Technology Drive
Entity Address, City or Town	Maumee
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43537
City Area Code	419
Local Phone Number	887-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	DAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false